UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Caspian Capital LP

Address:   767 Fifth Avenue
           New York, New York 10153


Form 13F File Number: 028-14846


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard D. Holahan, Jr.
Title:  Chief Operating Officer and General Counsel
Phone:  212-826-6970

Signature,  Place,  and  Date  of  Signing:

/s/ Richard D. Holahan, Jr.        New York, New York                 5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $      227,682
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
--------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
ALCATEL-LUCENT              SPONSORED ADR  013904305    2,128 1,600,000 SH       DEFINED                0 1,600,000    0
ASSURED GUARANTY LTD        COM            G0585R106   28,545 1,385,000 SH       DEFINED                0 1,385,000    0
BOYD GAMING CORP            COM            103304101   10,387 1,255,986 SH       DEFINED                0 1,255,986    0
DIGITAL GENERATION INC      COM            25400B108    3,852   600,000 SH       DEFINED                0   600,000    0
DINEEQUITY INC              COM            254423106    6,826    99,225 SH       DEFINED                0    99,225    0
DYNEGY INC NEW DEL          COM            26817R108   65,967 2,749,787 SH       DEFINED                0 2,749,787    0
GENERAL MTRS CO             JR PFD CNV SRB 37045V209    9,869   229,831 SH       DEFINED                0   229,831    0
GRAPHIC PACKAGING HLDG CO   COM            388689101   29,771 3,974,792 SH       DEFINED                0 3,974,792    0
GRAY TELEVISION INC         COM            389375106   11,689 2,492,261 SH       DEFINED                0 2,492,261    0
HARBINGER GROUP INC         COM            41146A106    4,130   500,000 SH       DEFINED                0   500,000    0
HEALTH MGMT ASSOC INC NEW   CL A           421933102    4,093   318,051 SH       DEFINED                0   318,051    0
IRON MTN INC                COM            462846106   15,004   413,223 SH       DEFINED                0   413,223    0
LLOYDS BANKING GROUP PLC    SPONSORED ADR  539439109    1,755   584,848 SH       DEFINED                0   584,848    0
LYONDELLBASELL INDUSTRIES N SHS -A-        N53745100       19       305 SH       DEFINED                0       305    0
MGM RESORTS INTERNATIONAL   COM            552953101   10,152   772,037 SH       DEFINED                0   772,037    0
MPG OFFICE TR INC           COM            553274101   10,023 3,644,591 SH       DEFINED                0 3,644,591    0
RITE AID CORP               COM            767754104    1,903 1,001,755 SH       DEFINED                0 1,001,755    0
SUNCOKE ENERGY PARTNERS LP  COMUNIT REP LT 86722Y101   11,569   553,541 SH       DEFINED                0   553,541    0


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